Guaranteed Minimums (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Guaranteed Minimum Death Benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 32,986,240	$ 32,963,250
Net amount at risk	556,055	491,653
Guaranteed Minimum Death Benefit | Return of premium
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	22,885,613	22,290,541
Net amount at risk	38,798	36,832
Weighted age (years)	62 years 10 months 24 days	63 years
Guaranteed Minimum Death Benefit | Ratchet and return of premium
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	5,297,482	5,388,868
Net amount at risk	70,239	25,638
Weighted age (years)	66 years 6 months	66 years 6 months
Guaranteed Minimum Death Benefit | Ratchet and rollup
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	4,413,506	4,861,539
Net amount at risk	417,237	397,864
Weighted age (years)	69 years 7 months 6 days	69 years 2 months 12 days
Guaranteed Minimum Death Benefit | Ratchet and earnings protection rider
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	3,960	4,107
Net amount at risk	1,443	1,588
Weighted age (years)	81 years	80 years 2 months 12 days
Guaranteed Minimum Death Benefit | Reset
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	102,983	109,406
Net amount at risk	677	616
Weighted age (years)	74 years 9 months 18 days	76 years 1 month 6 days
Guaranteed Minimum Death Benefit | Earnings protection rider
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	282,696	308,789
Net amount at risk	27,661	29,115
Weighted age (years)	67 years 3 months 18 days	67 years
Guaranteed Minimum Income Benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	8,514,620	9,659,381
Net amount at risk	645,119	604,713
Guaranteed Minimum Income Benefit | Return of premium
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	123,495	141,847
Net amount at risk	809	506
Weighted age (years)	71 years	71 years 3 months 18 days
Guaranteed Minimum Income Benefit | Ratchet and return of premium
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	2,589,470	3,110,426
Net amount at risk	6,775	8,818
Weighted age (years)	68 years 4 months 24 days	68 years
Guaranteed Minimum Income Benefit | Ratchet and rollup
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	5,801,655	6,407,108
Net amount at risk	637,535	595,389
Weighted age (years)	65 years 10 months 24 days	65 years 7 months 6 days
Guaranteed Minimum Accumulation Benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	8,532,709	9,184,379
Net amount at risk	48,426	24,123
Guaranteed Minimum Accumulation Benefit | Five years
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	3,858,091	4,660,325
Net amount at risk	13,503	14,165
Weighted age (years)	67 years 10 months 24 days	66 years 2 months 12 days
Guaranteed Minimum Accumulation Benefit | Ten years
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	4,231	4,353
Net amount at risk	16	17
Weighted age (years)	80 years	78 years 10 months 24 days
Guaranteed Minimum Accumulation Benefit | Target date retirement - 7 year
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	791,444	813,148
Net amount at risk	4,733	1,852
Weighted age (years)	62 years 4 months 24 days	61 years 6 months
Guaranteed Minimum Accumulation Benefit | Target date retirement - 10 year
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	295,251	303,807
Net amount at risk	1,457	1,516
Weighted age (years)	58 years 10 months 24 days	58 years
Guaranteed Minimum Accumulation Benefit | Target date with management levers
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	3,583,692	3,402,746
Net amount at risk	28,717	6,573
Weighted age (years)	60 years 6 months	59 years 7 months 6 days
Guaranteed Minimum Withdrawal Benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	15,954,817	14,860,414
Net amount at risk	1,381,137	775,900
Guaranteed Minimum Withdrawal Benefit | No living benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	620,033	546,725
Weighted age (years)	68 years 9 months 18 days	68 years 10 months 24 days
Guaranteed Minimum Withdrawal Benefit | Life benefit with optional reset
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	1,086,720	1,145,784
Net amount at risk	123,933	103,611
Weighted age (years)	67 years 4 months 24 days	66 years 7 months 6 days
Guaranteed Minimum Withdrawal Benefit | Life benefit with automatic reset
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	1,661,153	1,712,815
Net amount at risk	97,192	61,791
Weighted age (years)	63 years 7 months 6 days	62 years 8 months 12 days
Guaranteed Minimum Withdrawal Benefit | Life benefit with 8% rollup
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	34,001	36,826
Net amount at risk	3,691	2,348
Weighted age (years)	68 years 3 months 18 days	67 years 7 months 6 days
Guaranteed Minimum Withdrawal Benefit | Life benefit with 10% rollup
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	1,248,797	1,289,866
Net amount at risk	219,842	152,152
Weighted age (years)	63 years	62 years 1 month 6 days
Guaranteed Minimum Withdrawal Benefit | Life benefit with management levers
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	11,304,113	10,128,398
Net amount at risk	$ 936,479	$ 455,998
Weighted age (years)	60 years 2 months 12 days	59 years 8 months 12 days